Consolidated Balance Sheets - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash	$ 482,715	$ 18,673	$ 324,935
Accounts receivable	76,977	63,556
Inventory	8,301	8,301
Prepaid expense and other current assets	721	807	1,500
Total current assets	568,714	91,337	326,435
Property and equipment, net	300,422	100,127
Operating lease right-of-use assets, net	265,613	395,388
Intellectual property, net of accumulated amortization	2,243,679	3,141,938	1,788,333
Deposits	31,440	20,944
Total Assets	3,409,868	3,749,734	2,114,768
Current Liabilities
Accounts payable and accrued liabilities	153,902	379,325	88,627
Payroll liabilities	111,097	28,870
Accrued consulting expense			87,500
Deferred revenue	1,419,556	728,749	28,951
Interest payable	120,004	59,979	43,394
Notes payable	283,683	165,120	600,000
Convertible notes payable, net of unamortized discount	2,413,367	3,212,786	161,227
Derivative liability	3,243,819	2,601,277	12,447,109
Due to a related party	638,345	1,103,314	287,084
License fee payable	1,094,691	1,094,691
Operating lease liability	89,903	86,372
Finance lease liability	87,901	34,425
Contingent liability			520,000
Total Current Liabilities	9,656,268	9,494,908	14,263,892
Notes payable - non-current	547,025
Deferred revenues - non-current	49,237	224,797
Convertible notes payable, net of unamortized discount - non-current			158,250
Operating lease liability - non-current	256,258	373,000
Finance lease liability - non-current	106,774	53,480
Total Liabilities	10,615,562	10,146,185	14,422,142
Stockholders' Deficit
Preferred stock value			1
Common stock value	607,977	9,692	6,816
Additional paid in capital	28,051,429	15,204,771	8,689,353
Accumulated deficit	(35,865,250)	(21,610,915)	(21,003,544)
Total Stockholders' Deficit	(7,205,694)	(6,396,451)	(12,307,374)
Total Liabilities and Stockholders' Deficit	3,409,868	3,749,734	2,114,768
Series A Preferred Stock [Member]
Stockholders' Deficit
Preferred stock value	150	1
Total Stockholders' Deficit	$ 150	$ 1	$ 1